Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other Non-current Assets
11. Other
non-current
assets
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Biological assets are measured at fair value less costs to sell with any changes recognised in the income statement.

	€ million 2020	€ million 2019
Interest in net assets of joint ventures	29	35
Interest in net assets of associates	34	37
Long-term trade and other receivables (a)	465	380
Fair value of biological assets	12	17
Other non-current assets (b)	391	184
	931	653

(a)	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)
Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets. During 2020 contingent assets of €73 million were recognised as part of the Horlicks acquisition, see note 21 for further details.

Movements during 2020 and 2019	€ million 2020	€ million 2019
Joint ventures (a)
1 January	35	14
Additions	1	—
Dividends received/reductions	(182)	(158)
Share of net profit/(loss)	177	179
Currency retranslation	(2)	—

31 December	29	35

Associates (b)
1 January	37	40
Additions	1	1
Dividend received/reductions	—	—
Share of net profit/(loss)	(2)	(3)
Currency retranslation	(2)	(1)

31 December	34	37

(a)
Our principal joint ventures are Unilever FIMA Lda for Portugal, Binzagr Unilever Distribution and Al Gurg Unilever for Middle East, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International Ltd for the rest of the world.

(b)	Associates as at 31 December 2020 primarily comprise our investments in Langholm Capital Partners.
The joint ventures and associates have no contingent liabilities to which the Group is exposed, and the Group has no contingent liabilities in relation to its interests in the joint ventures and associates.
The Group has no outstanding capital commitments to joint ventures.
Outstanding balances with joint ventures and associates are shown in note 23 on page 166.